NOTE 7 –LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 7 –LOANS PAYABLE

NOTE 6 –LOANS PAYABLE

Loans payable at September 30, 2022 and December 31, 2021 consisted of the following:

	September 30,	December 31,		Interest
	2022	2021	Term	rate
Bridge Loan	$—	$222,222	Note was issued on November 1, 2020 and due on January 30, 2022	18.0%
Martus	93,204	100,634	Note was issued on October 23, 2018 and due on January 3, 2023	5.0%
Swisspeers AG	—	9,605	Note was issued on April 8, 2019 and originally due on October 4, 2022	7.0%
Darlene Covid19	101,590	109,690	Note was issued on April 1, 2020 and due on March 31, 2025	0.0%
Total	194,794	442,151
Less: Unamortized debt discount	—	(7,406)
Total loans payable	194,794	434,745
Less: Current portion of loans payable	(93,204)	(315,450)
Long-term loans payable	$101,590	$119,295

During the nine months ended September 30, 2022 and 2021, the Company borrowed from third parties totaling $0 and $444,444, which includes original issue discount and financing costs of $0 and $44,444 and repaid the principal amount of $232,018 and $331,150, respectively.

During the nine months ended September 30, 2022 and 2021, the Company recorded interest expense of $22,417 and $179,504 and recognized amortization of discount, included in interest expense, of $7,406 and $63,666, respectively. In 2021, the Company recorded interest expense from convertible notes of $33,430 and recognized amortization of discount, included in interest expense, of $372,290.

During the nine months ended September 30, 2021, a related party loan of $807,103 (Euro 735,000) was forgiven and the Company recorded it as additional paid in capital.

Loans payable to related parties at September 30, 2022 and December 31, 2021 consisted of the following:

	September 30,	December 31,
	2022	2021
49% of Shareholder of SwissLink	$18,457	$19,929
49% of Shareholder of SwissLink	203,180	219,379
Total	221,637	239,308
Less: Current portion of loans payable –related parties	221,637	239,308
Long-term loans payable – related parties	$—	$—

NOTE 7 –LOANS PAYABLE

Loans payable at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,		Interest
	2021	2020	Term	Rate
Unique Funding Solutions_2	$—	$2,000	Note was issued on October 12, 2018 and due on January 17, 2019	28.6%
YES LENDER LLC 3	—	5,403	Note was issued on August 3, 2020 and due on January 12, 2021	26.0%
Advance Service Group LLC	—	12,143	Note was issued on October 20, 2020, and due on February 19, 2021	29.0%
Apollo Management Group, Inc	—	63,158	Note was issued on March 18, 2020 and due on December 15, 2020	12.0%
Apollo Management Group, Inc 2	—	68,421	Note was issued on March 25, 2020 and due on December 15, 2020	12.0%
Apollo Management Group, Inc 3	—	66,316	Note was issued on April 1, 2020 and due on October 1, 2021	12.0%
Apollo Management Group, Inc 4	—	73,684	Note was issued on April 2, 2020 and due on October 2, 2021	12.0%
Apollo Management Group, Inc 5	—	36,842	Note was issued on April 7, 2020 and due on October 7, 2021	12.0%
Apollo Management Group, Inc 6	—	84,211	Note was issued on April 15, 2020 and due on October 15, 2021	12.0%
Apollo Management Group, Inc 7	—	55,000	Note was issued on April 20, 2020 and due on December 15, 2020	12.0%
Apollo Management Group, Inc 14	—	32,432	Note was issued on December 4, 2020 and due on January 4, 2021	12.0%
Labrys Fund	—	280,000	Note was issued on June 26, 2020 and due on April 1, 2021	12.0%
M2B Funding Corp	—	300,000	Note was issued on September 1, 2020 and due on September 1, 2021	12.0%
M2B Funding Corp 1	—	77,778	Note was issued on December 10, 2020 and due on January 9, 2021	22.0%
M2B Funding Corp 2	—	27,778	Note was issued on December 18, 2020 and due on January 17, 2021	22.0%
M2B Funding Corp 3	—	55,556	Note was issued on December 24, 2020 and due on January 23, 2021	22.0%
M2B Funding Corp 4	—	111,111	Note was issued on December 30, 2020 and due on January 29, 2021	22.0%
Bridge Loan	222,222	—	Note was issued on November 1, 2021 and due on January 30, 2022	18.0%
Martus	100,634	108,609	Note was issued on October 23, 2018 and due on January 3, 2022	5.0%
Swisspeers AG	9,605	49,187	Note was issued on April 8, 2019 and due on October 4, 2022	7.0%
Darlene Covid19	109,690	113,040	Note was issued on April 1, 2020 and due on March 31, 2025	0.0%
Total	442,151	1,622,669
Less: Unamortized debt discount	(7,406)	(19,221)
Total loans payable	434,745	1,603,448
Less: Current portion of loans payable	315,450	1,332,612
Long-term loans payable	$119,295	$270,836

Loans payable - related parties at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Alonso Van Der Biest	$—	$80,200
Alvaro Quintana	—	10,587
49% of Shareholder of SwissLink	19,929	1,737,512
49% of Shareholder of SwissLink	219,379	226,080
Total	239,308	2,054,379
Less: Current portion of loans payable	239,308	2,054,379
Long-term loans payable	$—	$—

During the years ended December 31, 2021 and 2020, the Company borrowed from third parties totaling $600,000 and $1,239,620, which includes original issue discount and financing costs of $66,666 and $63,970 and repaid the principal amount of $344,483 and $969,664, respectively.

During the years ended December 31, 2021 and 2020, the Company recorded interest expense of $191,281 and $77,101 and recognized amortization of discount, included in interest expense, of $78,481 and $44,749, respectively.

During the year ended December 31, 2021, the related party loan of $1,647,150 (CHF 1,518,909) was swapped into capital and the Company recorded it as additional paid in capital.

During the year ended December 31, 2021, the Company settled loans payable of $1,516,667 by issuing 2,230,394 shares of common stock valued at $2,056,530. As a result, the Company recorded loss on settlement of debt of $539,863.